Material Commitments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Makerbot [Member]	Aug. 15, 2013 Makerbot [Member]	Nov. 30, 2013 Revolving credit facility [Member]
Material Commitments [Abstract]
Inventory purchases	$ 65,800	$ 30,200
Rent expense	4,700	1,000	800
Line of Credit Facility [Line Items]
Revolving credit facility term						5 years
Amount of revolving credit facility						250,000
Revolving credit facility, maturity date						Oct. 31, 2018
Business Acquisition [Line Items]
Earn-out obligation				$ 29,000	$ 28,300